Contents of Significant Accounts - Net Other Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Government grants	$ 5,058,658		$ 5,269,412	$ 5,179,643
Rental income from property, plant and equipment	192,833		187,166	198,860
Gain on disposal of property, plant and equipment	482,983	$ 15,717	143,735	1,137,320
Others	(394,827)		(373,482)	(261,933)
Total	$ 5,339,647	$ 173,760	$ 5,226,831	$ 6,253,890